Other liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities
11. Other liabilities
a)Other current liabilities
Other current liabilities comprise the following:

	Note	2021	2020
		$	$
Provision for losses on merchant accounts		6,265	6,694
Contingent consideration	22	3,004	—
LPP put option liability	22	531	—
Other		3,426	438
		13,226	7,132
The movements in the provision for losses on merchant accounts are as follows:

	2021	2020
	$	$
Balance – Beginning of year	6,694	3,736
Provision made during the year	2,199	4,342
Provision used or reversed during the year	(2,628)	(1,384)
Balance – End of year	6,265	6,694
b)Other non-current liabilities comprise the following:

	Note	2021	2020
		$	$
LPP put option liability	22	—	1,036
Other		4,509	623
		4,509	1,659
The LPP put option liability obligates the Company, under certain circumstances and on demand after January 2022, to purchase a number of units held by the non-controlling interest (“NCI”) unitholders equal to (but not less than) (i) the product of the total number of units held by the NCI unitholders multiplied by (ii) the total number of units in the capital of the NCI unitholders held by the concerned NCI unitholder divided by (iii) the total issued and outstanding units of NCI unitholders. On February 4, 2022, the put option was exercised by the NCI unitholders (note 27).